DIVIDENDS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Oct. 30, 2011 Cash Dividend [Member]	Dec. 26, 2012 Deferred Dividend [Member]
Dividends, Common stock, Description	On August 22, 2012, the Companys Board of Directors declared that the Companys stockholders were entitled to receive one share of restricted F Non Convertible Preferred Stock for every 100 shares of common stock owned by the stockholders as of September 28, 2012 (the Record Date), with lesser or greater amounts being rounded up to the nearest 100 shares of common stock for purpose of the computing the dividend.
Preferred Stock, Redemption Price Per Share	$ 3.40				$ 0.01	$ 0.01
Dividends Payable, Date of Record	Sep. 28, 2012
Preferred Stock, Redemption Date	May 30, 2014
Common Stock, Shares, Issued	100,004,850	128,563,766	91,931,287	67,034,262
Common Stock, Shares, Outstanding	100,004,850	128,563,766	91,931,287	67,034,262
Dividends Payable, Date to be Paid	May 30, 2014